Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032838
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class A
Trading Symbol	CBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000032840
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class C
Trading Symbol	CBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[2]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000094665
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class R
Trading Symbol	CBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$59	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[3]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000253713
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class S
Trading Symbol	CBABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000094667
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 2 Class
Trading Symbol	CLREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[5]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000122660
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 3 Class
Trading Symbol	CBDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[6]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000032842
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional Class
Trading Symbol	CBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[7]
AssetsNet	$ 10,092,310,655
Holdings Count | Holding	997
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000032888
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class A
Trading Symbol	LCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[8]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000032890
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class C
Trading Symbol	LCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%	[9]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000094681
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class R
Trading Symbol	CCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[10]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000253719
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class S
Trading Symbol	SMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[11]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000122667
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[12]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000122668
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000032893
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional Class
Trading Symbol	SMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[14]
AssetsNet	$ 16,187,872,349
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Material Fund Change [Text Block]
C000061809
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class A
Trading Symbol	EEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$80	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.41%	[15]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000061810
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class C
Trading Symbol	EEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$123	2.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.16%	[16]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000253721
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class S
Trading Symbol	UMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$66	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.16%	[17]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000121798
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 2 Class
Trading Symbol	CEKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$61	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.07%	[18]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000122684
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 3 Class
Trading Symbol	CEKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$58	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.02%	[19]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000061811
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	UMEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$66	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.16%	[20]
AssetsNet	$ 846,386,686
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Material Fund Change [Text Block]
C000032877
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class A
Trading Symbol	CTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[21]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000032879
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class C
Trading Symbol	CTHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[22]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000253718
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class S
Trading Symbol	CGTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[23]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000122665
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[24]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000169173
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[25]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000032881
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional Class
Trading Symbol	CMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[26]
AssetsNet	$ 4,445,592,450
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Material Fund Change [Text Block]
C000032843
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Class A
Trading Symbol	NGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$72	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[27]
AssetsNet	$ 48,253,925
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Material Fund Change [Text Block]
C000179749
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional 3 Class
Trading Symbol	CGCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[28]
AssetsNet	$ 48,253,925
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Material Fund Change [Text Block]
C000032846
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional Class
Trading Symbol	LNGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$60	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[29]
AssetsNet	$ 48,253,925
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Material Fund Change [Text Block]
C000032872
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class A
Trading Symbol	CSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$66	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%	[30]
AssetsNet	$ 698,810,850
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Material Fund Change [Text Block]
C000253717
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class S
Trading Symbol	CSVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$52	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%	[31]
AssetsNet	$ 698,810,850
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Material Fund Change [Text Block]
C000138362
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[32]
AssetsNet	$ 698,810,850
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Material Fund Change [Text Block]
C000078988
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.76%	[33]
AssetsNet	$ 698,810,850
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Material Fund Change [Text Block]
C000032876
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	CSVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%	[34]
AssetsNet	$ 698,810,850
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Material Fund Change [Text Block]
C000032847
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	CBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[35]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000032849
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	CMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$94	1.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%	[36]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000253714
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class S
Trading Symbol	CLSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[37]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000094669
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CMGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[38]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000078986
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[39]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000032854
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[40]
AssetsNet	$ 1,980,350,091
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Material Fund Change [Text Block]
C000032868
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$63	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%	[41]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000032870
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$102	1.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.94%	[42]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000094677
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class R
Trading Symbol	CCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$76	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%	[43]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000253716
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class S
Trading Symbol	CMSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[44]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000121792
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[45]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000078987
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CSGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[46]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000032871
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[47]
AssetsNet	$ 3,195,850,010
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Material Fund Change [Text Block]
C000029358
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class A
Trading Symbol	COSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[48]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000029360
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class C
Trading Symbol	CLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[49]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000094661
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class R
Trading Symbol	CSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[50]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000253710
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class S
Trading Symbol	LSIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[51]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000094663
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[52]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000129839
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CPHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[53]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000029362
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	LSIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[54]
AssetsNet	$ 6,052,085,197
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

C000179757
Shareholder Report [Line Items]
Fund Name	Multi-Manager Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$65	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[55]
AssetsNet	$ 621,302,045
Holdings Count | Holding	1,598
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$621,302,045
Total number of portfolio holdings	1,598
Portfolio turnover for the reporting period	74%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Commodity-Related Investment Risk	7.9%
Equity Risk	13.2%
Foreign Exchange Risk	44.4%
Interest Rate Risk	38.1%
Short
Commodity-Related Investment Risk	2.8%
Equity Risk	0.1%
Foreign Exchange Risk	24.1%
Interest Rate Risk	46.6%

Asset Categories

Table Summary
Money Market Funds	40.7%
Corporate Bonds & Notes	18.9%
Residential Mortgage-Backed Securities - Non-Agency	10.4%
Residential Mortgage-Backed Securities - Agency	9.5%
Foreign Government Obligations	6.3%
Commercial Mortgage-Backed Securities - Non-Agency	4.7%
Asset-Backed Securities - Non-Agency	3.9%
Senior Loans	2.5%
Other	3.5%

C000199958
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[56]
AssetsNet	$ 3,189,364,985
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,189,364,985
Total number of portfolio holdings	621
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	18.3%
United Kingdom	16.3%
France	11.7%
Germany	7.7%
Netherlands	5.8%
United States	4.4%
Italy	4.0%
China	3.9%
Hong Kong	3.3%
Switzerland	3.3%
Other	20.4%

Equity Sector Allocation

Table Summary
Financials	20.3%
Industrials	17.8%
Information Technology	17.3%
Health Care	10.8%
Consumer Discretionary	8.9%
Materials	6.6%
Consumer Staples	5.8%
Communication Services	5.5%
Energy	2.2%
Utilities	2.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	2.3%
Kering SA	1.9%
Roche Holding AG, Genusschein Shares	1.7%
Renesas Electronics Corp.	1.7%
BNP Paribas SA	1.5%
AstraZeneca PLC	1.5%
Alstom SA	1.5%
SAP SE	1.4%
Infineon Technologies AG	1.4%
Barclays Bank PLC	1.3%

Material Fund Change [Text Block]
C000179756
Shareholder Report [Line Items]
Fund Name	Multi-Manager Small Cap Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[57]
AssetsNet	$ 1,226,641,367
Holdings Count | Holding	793
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,226,641,367
Total number of portfolio holdings	793
Portfolio turnover for the reporting period	29%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.1%
Financials	17.1%
Health Care	14.3%
Information Technology	12.6%
Consumer Discretionary	10.7%
Energy	5.2%
Materials	3.7%
Real Estate	3.4%
Consumer Staples	3.0%
Communication Services	1.9%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Casella Waste Systems, Inc., Class A	1.2%
SPX Technologies, Inc.	1.0%
RBC Bearings, Inc.	0.9%
LeMaitre Vascular, Inc.	0.8%
Merit Medical Systems, Inc.	0.8%
FirstService Corp.	0.8%
Balchem Corp.	0.8%
ESCO Technologies, Inc.	0.8%
Novanta, Inc.	0.7%
Construction Partners, Inc., Class A	0.7%

Material Fund Change [Text Block]
C000179755
Shareholder Report [Line Items]
Fund Name	Multi-Manager Total Return Bond Strategies Fund
Class Name	Institutional Class
Trading Symbol	CTRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[58]
AssetsNet	$ 13,201,821,062
Holdings Count | Holding	3,932
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$13,201,821,062
Total number of portfolio holdings	3,932
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.3%
Foreign Exchange Risk	0.2%
Interest Rate Risk	23.4%
Short
Foreign Exchange Risk	0.7%
Interest Rate Risk	11.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	27.0%
Residential Mortgage-Backed Securities - Agency	25.2%
U.S. Treasury Obligations	15.3%
Money Market Funds	14.7%
Asset-Backed Securities - Non-Agency	12.4%
Commercial Mortgage-Backed Securities - Non-Agency	6.7%
Residential Mortgage-Backed Securities - Non-Agency	5.6%
Foreign Government Obligations	1.7%
Other	1.2%

C000215205
Shareholder Report [Line Items]
Fund Name	Multisector Bond SMA Completion Portfolio
Trading Symbol	MBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[59]
AssetsNet	$ 101,782,728
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$101,782,728
Total number of portfolio holdings	252
Portfolio turnover for the reporting period	279%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	63.5%
Foreign Exchange Risk	2.5%
Interest Rate Risk	37.8%
Short
Foreign Exchange Risk	3.1%
Interest Rate Risk	11.7%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	52.4%
Senior Loans	23.7%
Money Market Funds	21.8%
Foreign Government Obligations	19.2%
Asset-Backed Securities - Non-Agency	15.2%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
U.S. Treasury Obligations	2.3%
Other	0.8%

C000214277
Shareholder Report [Line Items]
Fund Name	Overseas SMA Completion Portfolio
Trading Symbol	OSCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[60]
AssetsNet	$ 18,240,063
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,240,063
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	37.2%
Italy	7.8%
United Kingdom	6.5%
United States	5.8%
Australia	5.0%
Greece	4.6%
United Arab Emirates	4.4%
Germany	2.8%
Hong Kong	2.7%
Norway	2.6%
Other	19.6%

Equity Sector Allocation

Table Summary
Financials	28.4%
Industrials	13.9%
Consumer Discretionary	10.3%
Information Technology	8.1%
Real Estate	7.7%
Materials	6.6%
Consumer Staples	6.5%
Energy	3.0%
Utilities	2.9%
Communication Services	2.9%
Other	2.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Northern Star Resources Ltd.	5.0%
BPER Banca SPA	4.6%
Piraeus Bank SA	4.6%
Emaar Properties PJSC	4.3%
Mebuki Financial Group, Inc.	4.1%
Tokyo Tatemono Co., Ltd.	3.4%
Sankyo Co., Ltd.	2.8%
Shimamura Co., Ltd.	2.7%
Toyota Tsusho Corp.	2.7%
TP Icap Group PLC	2.7%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized
[44]	Annualized
[45]	Annualized
[46]	Annualized
[47]	Annualized
[48]	Annualized
[49]	Annualized
[50]	Annualized
[51]	Annualized
[52]	Annualized
[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Annualized
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized